Inventories (Tables)	12 Months Ended
Mar. 31, 2022
Text block [abstract]
Summary of inventories
Inventories consist of the following:

	As at March 31,
	2021	2022	2022
	( ₹ in million)	( ₹ in million)	(US dollars in million)

Raw materials and consumables	60,555	84,449	1,113
Work-in-progress	30,202	50,469	665
Finished goods	8,752	8,335	110

	99,509	143,253	1,888